Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31,
	2019	2018	2017
Income before taxes on income:
Domestic	$174,522	$195,491	$245,680
Foreign	71,773	41,831	39,166
	$246,295	$237,322	$284,846

Schedule Of Taxes On Income

	Year ended December 31,
	2019	2018	2017
Current taxes:
Domestic	$28,613	$17,805	$24,070
Foreign	15,990	7,672	12,070
	44,603	25,477	36,140
Adjustment for previous years:
Domestic (*)	(20,688)	(1,287)	(2,481)
Foreign	26	(1,266)	(1,849)
	(20,662)	(2,553)	(4,330)
Deferred income taxes:
Domestic	(391)	5,387	12,700
Foreign (**)	(4,136)	(1,866)	11,075
	(4,527)	3,521	23,775
Total taxes on income	$19,414	$26,445	$55,585

Total:
Domestic	$7,534	$21,905	$34,289
Foreign	11,880	4,540	21,296
Total taxes on income	$19,414	$26,445	$55,585

Schedule Of Uncertain Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2019	2018
Balance at the beginning of the year	$59,944	$55,087
Additions related to interest and currency translation	4,582	(1,241)
Additions based on tax positions related to prior period	11,543	4,625
Reductions related to tax positions taken during a prior period	(152)	119
Reductions related to settlement of tax matters	(40,648)	(1,294)
Additions based on tax positions taken during the current period	18,272	3,157
Reductions related to a lapse of applicable statute of limitation	(274)	(509)
Balance at the end of the year	$53,267	$59,944

Schedule Of Deferred Income Taxes
Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

	December 31,
	2019	2018
Deferred tax assets:
Reserves and allowances	$90,430	$52,691
Property, plant and equipment	9,500	465
Operating lease right of use assets	32,866	—
Other assets	45,323	47,354
Net operating loss carry-forwards	65,491	63,945
	243,610	164,455

Valuation allowance	(154,158)	(121,651)
Net deferred tax assets	89,452	42,804

Deferred tax liabilities:
Intangible assets	(1,121)	(2,640)
Property, plant and equipment	(9,573)	(10,132)
Operating lease liabilities	(32,467)	—
Reserves and allowances	(19,311)	(10,110)
	(62,472)	(22,882)
Net deferred tax assets(*)	$26,980	$19,922

Schedule Of Effective Income Tax Rate Reconciliation
Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31,
	2019	2018	2017
Income before taxes as reported in the consolidated statements of income	$246,295	$237,322	$284,846
Statutory tax rate	23.0%	23.0%	24.0%
Theoretical tax expense	$56,648	$54,584	$68,363
Tax benefit arising from reduced rate as an “Approved, Privileged and Preferred Enterprise” and other tax benefits (*)	(22,073)	(17,132)	(15,749)
Tax adjustment in respect of different tax rates for foreign subsidiaries	(1,580)	687	2,946
Changes in carry-forward losses and valuation allowances	22	927	4,135
Taxes resulting from non-deductible expenses	1,506	2,159	1,634
Difference in basis of measurement for financial reporting and tax return purposes	6,609	(13,775)	(3,257)
Taxes in respect of prior years (see Note 18D above)	(20,662)	(2,553)	(4,330)
Other differences, net	(1,056)	1,548	1,843
Actual tax expenses	$19,414	$26,445	$55,585
Effective tax rate	7.88%	11.14%	19.51%

(*) Net earnings per share – amounts of the benefit resulting from the Approved, Privileged and Preferred Enterprises:
Basic and diluted	$0.50	$0.40	$0.37